Voya SmallCap Opportunities Portfolio Expense Example - Voya SmallCap Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,895
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,335
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,619
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	$ 1,785